TAXES ON INCOME - (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%	23.00%
Undistributed earnings of foreign subsidiaries					$ 546.9
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries					89.6
Uncertain tax positions interest expense		$ 12.6	$ 15.9	$ 9.7
Uncertain tax positions accrued interest			$ 60.0		72.6
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	15.00%	15.00%
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	20.00%	20.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward					75.1
Operating loss carry forward expiration years	2023	2023
U S State
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward					38.1
Operating loss carry forward expiration years	2023	2023
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward					26.8
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2023	2023
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2042	2042
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate	12.00%	12.00%
Tax Year 2016 Through 2019 [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Additional payment of income tax	₪ 479				132.0
payment related to timing differences	421	$ 116.0
Tax Year 2020 [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Additional payment of income tax	₪ 84				$ 23.0
Year under Income Tax Examination	2020	2020
payment related to timing differences	₪ 95	$ 26.0